Lease Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Net Value of Other Intangible Assets

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	September 30, 2017			December 31, 2016
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$6,635,928	$(4,369,040)	$2,266,888	$6,872,980	$(3,840,670)	$3,032,310
Leasing costs	4,622,792	$(2,849,914)	1,772,878	4,813,951	(2,517,759)	2,296,192
Above-market leases	2,124,360	$(1,665,341)	459,019	2,124,360	(1,586,328)	538,032

	$13,383,080	$(8,884,295)	$4,498,785	$13,811,291	$(7,944,757)	$5,866,534

Lease intangibles consist of the following:

	December 31, 2016			December 31, 2015
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$6,872,980	$(3,840,670)	$3,032,310	$6,903,882	$(2,647,002)	$4,256,880
Leasing costs	4,813,951	(2,517,759)	2,296,192	4,816,858	(1,766,578)	3,050,280
Above-market leases	2,124,360	(1,586,328)	538,032	2,124,360	(1,415,762)	708,598

	$13,811,291	$(7,944,757)	$5,866,534	$13,845,100	$(5,829,342)	$8,015,758

Amortization Expense for the Company Lease Intangible Assets

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Three months remaining in 2017	$365,385
Years ending December 31:
2018	1,320,270
2019	1,066,827
2020	850,757
2021	554,344
Thereafter	341,202

Total	$4,498,785

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Years ending December 31:
2017	$1,652,832
2018	1,380,667
2019	1,127,224
2020	895,185
2021	585,710
Thereafter	224,916

Total	$5,866,534